Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2021
Commitments and contingent liabilities [Abstract]
Commitments and contingent liabilities
Note 29.   Commitments and contingent liabilities

29.1. Contingent liabilities associated with guarantees

In the ordinary course of business, the Technip Energies Group enters into standby letters of credit, performance bonds, surety bonds and other guarantees with financial institutions for the benefit of its customers, vendors and other parties. The majority of these financial instruments expire within five years. Management does not expect any of these financial instruments to result in losses that, if incurred, would have a material adverse effect on the Technip Energies Group’s consolidated financial position, results of operations or cash flows.

Guarantees consisted of the following:
	As of December 31,
(In millions of €)	2021	2020
Financial guarantees (1)	105.0	167.3
Performance guarantees (2)	2,709.9	2,919.2
MAXIMUM POTENTIAL UNDISCOUNTED PAYMENTS	2,814.9	3,086.5

(1)
Financial guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on changes in an underlying agreement that is related to an asset, a liability, or an equity security of the guaranteed party. These tend to be drawn down only if there is a failure to fulfill financial obligations.

(2)
Performance guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on another entity’s failure to perform under a nonfinancial obligating agreement. Events that trigger payment are performance-related, such as failure to ship a product or provide a service.

29.2. Contingent liabilities associated with legal matters

The Group is involved in various pending or potential legal actions or disputes in the ordinary course of business. Management is unable to predict the ultimate outcome of these actions because of their inherent uncertainty. However, management believes that the most probable, ultimate resolution of these matters will not have a material adverse effect on the Technip Energies Group’s consolidated financial position, results of operations or cash flows.

In late 2016, TechnipFMC was contacted by the DOJ regarding its investigation of offshore platform projects awarded between 2003 and 2007, performed in Brazil by a joint venture company in which TechnipFMC was a minority participant. Subsequently TechnipFMC has also raised the subject with the DOJ of certain other projects performed by TechnipFMC subsidiaries in Brazil between 2002 and 2013. The DOJ has also inquired about projects in Ghana and Equatorial Guinea that were awarded to TechnipFMC subsidiaries in 2008 and 2009, respectively. TechnipFMC cooperated with the DOJ in its investigation into the potential violations of the U.S. Foreign Corrupt Practices Act (“FCPA”) in connection with these projects, and contacted and cooperated with the Brazilian authorities (the Federal Prosecution Service (“MPF”), the Comptroller General of Brazil (“CGU”) and the Attorney General of Brazil (“AGU”)) as relates to their investigation concerning the projects in Brazil. Technip Energies is subject to an ongoing investigation by the French Parquet National Financier (“PNF”) related to the above referenced projects in Equatorial Guinea and Ghana. In addition, Technip Energies was recently informed by the PNF that the PNF was reviewing historical projects in Angola.

On June 25, 2019, TechnipFMC announced a global resolution to pay a total of $301.3 million to the DOJ, the MPF and the CGU/AGU to resolve these anti-corruption investigations, of which $281.3 million related to Technip Energies’ business. As part of this resolution, TechnipFMC entered into a three-year deferred prosecution agreement with the DOJ related to charges of conspiracy to violate the FCPA related to conduct in Brazil and other matters (“DPA”). In addition, Technip USA, Inc (renamed since Technip Energies USA, Inc.), a U.S. subsidiary, pled guilty to one count of conspiracy to violate the FCPA related to conduct in Brazil .

To date, the investigation by the PNF has been involved with the historical projects in Equatorial Guinea and Ghana (with the PNF now having informed Technip Energies that the PNF was reviewing projects in Angola) and has not reached a conclusion. Technip Energies and TechnipFMC are cooperating and Technip Energies remains committed to finding a resolution with the PNF.

There is no certainty that a settlement with PNF will be reached. The PNF has a broad range of potential sanctions under anticorruption laws and regulations that it may seek to impose in appropriate circumstances including, but not limited to, fines, penalties, and modifications to business practices and compliance programs. Any of these measures, if applicable to the Company, as well as potential customer reaction to such measures, could have a material adverse impact on its financial position or profitability. The financial consequences of these investigations are to be retained by TechnipFMC by way of an indemnity provided by TechnipFMC to the Company under the Separation and Distribution Agreement. If the Company cannot reach a resolution with the PNF, it could be subject to criminal proceedings in France, the outcome of which cannot be predicted.

Contingent liabilities associated with liquidated damages

Some of the Technip Energies Group's contracts contain provisions that require the relevant Technip Energies Group company to pay liquidated damages if the relevant company is responsible for the failure to meet specified contractual milestone dates and the applicable customer asserts a conforming claim under these provisions. These contracts define the conditions under which the customers of Technip Energies may make claims against it for liquidated damages. Based upon the evaluation of Technip Energies Group's performance and other commercial and legal analysis, management believes that the Group has appropriately recognized probable liquidated damages as of December 31, 2021, and 2020, and that the ultimate resolution of such matters will not materially affect its consolidated financial position, consolidated results of operations, or consolidated cash flows.